Note 10 - Other Comprehensive Income (Tables)	12 Months Ended
Mar. 31, 2025
Notes Tables
Comprehensive Income (Loss) [Table Text Block]
	Fiscal Year Ended March 31, 2024
	Before-Tax	Tax Provision	Net-of-Tax

Cash flow hedges	$418	$(101)	$317
Other comprehensive income	$418	$(101)	$317